Segmentation - Summary of the Amount of Total Non-Current Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Non Current Assets By Country [Line Items]
Non-current assets	€ 80,231	€ 58,087
The Netherlands
Disclosure of Non Current Assets By Country [Line Items]
Non-current assets	59,047	38,056
Belgium
Disclosure of Non Current Assets By Country [Line Items]
Non-current assets	7,049	5,885
Germany
Disclosure of Non Current Assets By Country [Line Items]
Non-current assets	13,568	14,134
Other
Disclosure of Non Current Assets By Country [Line Items]
Non-current assets	€ 567	€ 12